Significant Accounting Policies (Details Narrative) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) Segment	Dec. 31, 2017 USD ($)	Jun. 30, 2019 USD ($)
Operating segments | Segment	1
Reportable segments | Segment	1
Operating lease asset	$ 0		$ 364
Operating lease liability			$ 637
Shipping and handling costs	12	$ 5
Advertising expenses	$ 700	$ 400
Corporate tax rate	21.00%	34.00%
Accounting Standards Update201602 [Member]
Operating lease asset	$ 560
Operating lease liability	610
Cumulative effect of change in accounting principle	$ 38
Minimum [Member] | Licensing Agreements [Member]
Intangible assets, useful life	2 years
Minimum [Member] | Intellectual Property [Member]
Intangible assets, useful life	15 years
Maximum [Member] | Licensing Agreements [Member]
Intangible assets, useful life	5 years
Maximum [Member] | Intellectual Property [Member]
Intangible assets, useful life	20 years